Net Loss Per Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share:
The following table presents the computation of basic and diluted net loss per share attributable to common shareholders for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025 (1)
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(20,604)	$(12,205)
Denominator:
Weighted average common shares outstanding	72,458,652	55,649,457
Net loss per share attributable to common shareholders, basic and diluted	$(0.28)	$(0.22)
(1) Net loss per share has been recast to reflect the exchange of the Company's convertible preferred shares and common shares and the equivalent number of shares reflecting the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.
The Company has two classes of common shares, Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares. These shares rank pari passu with respect to participation rights to dividends, liquidation preferences, and therefore, the calculation of net loss per share as described above is identical to the calculation under the two-class method.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Three months ended March 31,
	2026	2025 (1)
Warrants as exercisable to common shares	157,960	677,934
Stock options issued and outstanding	47,237,616	42,855,647
Preferred shares as convertible to common shares	—	199,930,069
Total	47,395,576	243,463,650
(1) Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.